CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	¥ 163,685	$ 23,055	¥ 607,717	¥ (1,574,080)
Adjustments to reconcile net (loss)/profit to net cash used in operating activities:
Depreciation of property, equipment and software	13,417	1,889	22,837	17,906
Amortization of intangible assets	138	19	139	186
Share-based compensation expense	133,869	18,855	112,026	226,161
Loss from disposal of property and equipment	1,560	220	1,378	548
Loss from disposals of subsidiaries	2,169	306		252
Loss from early termination of lease			2,173
Allowance for doubtful debts	9,635	1,357	23,501
Impairment loss and others	(21,060)	(2,966)	(9,737)	40,501
Changes in operating assets and liabilities:
Accounts receivable	20,254	2,853	(42,819)	(104,052)
Contract assets	(99,881)	(14,068)	39,824	255,050
Prepaid expense and other assets	149,944	21,119	85,101	254,815
Amount due from/to related parties	(1,751)	(247)	(8,205)	10,424
Deferred revenue			(803)	(21,214)
Insurance premium payables	75,292	10,605	(168,367)	77,702
Deferred tax assets	(15,495)	(2,182)	5,674	(11,840)
Deferred tax liabilities	13,352	1,881	16,152	(213,121)
Accrued expenses and other current liabilities	(43,542)	(6,133)	85,024	(52,025)
Right of use assets, net	(36,716)	(5,171)	28,615	1,613
Operating lease liabilities	41,646	5,866	(34,525)	(5,478)
Net cash (used in)/provided by operating activities	406,516	57,258	765,705	(1,096,652)
Cash flows from investing activities:
Purchase of property, equipment and software	(13,522)	(1,905)	(11,884)	(35,659)
Disposal of property, equipment and software	227	32	902	27
Purchase of intangible assets				(816)
Purchase of short-term investments	(11,445,715)	(1,612,095)	(17,083,380)	(13,054,640)
Proceeds from maturity of short-term investments	10,683,916	1,504,798	17,023,969	12,253,325
Prepaid investments			(69,426)
Purchase of long-term investments	(200,668)	(28,263)		(9,900)
Acquisitions of subsidiaries, net of cash acquired	(195,905)	(27,593)		765
Disposal of subsidiaries, net of cash disposed	(1,293)	(182)
Net cash used in investing activities	(1,172,960)	(165,208)	(139,819)	(846,898)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost				2,133,437
Proceeds from short-term loans	167,196	23,549
Repayment of short-term loans	(30,100)	(4,239)
Proceeds from exercise of share option	11,710	1,649	9,729	2,971
Payment for share repurchase	(526,025)	(74,089)	(67,022)	(16,546)
Principal payments under finance lease obligation	(19)	(3)	(164)	(192)
Net cash provided by/(used in) financing activities	(377,238)	(53,133)	(57,457)	2,119,670
Effect of exchange rate changes on cash and cash equivalents	26,173	3,685	37,723	(14,086)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,117,509)	(157,398)	606,152	162,034
Total cash and cash equivalents and restricted cash at beginning of year	2,091,535	294,587	1,485,383	1,323,349
Total cash and cash equivalents and restricted cash at end of year	974,026	137,189	2,091,535	1,485,383
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	396,905		1,574,171	817,719
Restricted cash	577,121		517,364	667,664
Total cash and cash equivalents and restricted cash at end of year	974,026	137,189	2,091,535	1,485,383
Supplemental disclosure of cash flow information
Cash paid for income tax	1,281	180	1,701	2,532
Cash paid for interest	¥ 236	$ 33
Supplemental disclosure of non-cash investing and financing activities
Accrued expenses and other current liabilities related to purchase of property and equipment			¥ 38	¥ 71